Consolidated statement of financial position - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 15,401,058	$ 14,549,906
Trade and other receivables	39,224,999	18,448,882
Inventories	11,880,034	8,398,212
Other financial assets	1,162,127	1,627,150
Current tax assets	6,784,392	6,273,802
Other assets	2,778,480	2,333,091
Current assets subtotal	77,231,090	51,631,043
Assets held for sale	45,755	64,704
Total current assets	77,276,845	51,695,747
Non-current assets
Trade and other receivables	32,155,205	24,159,716
Other financial assets	1,563,744	1,307,584
Investment in associates and joint ventures	9,496,600	8,357,186
Property, plant, and equipment	100,997,498	90,076,526
Natural and environmental resources	42,323,610	35,909,844
Right-of-use assets	627,813	496,678
Intangible assets	18,146,605	15,508,516
Non-current tax assets	13,401,050	9,030,132
Goodwill	5,350,114	4,686,324
Other assets	1,453,347	1,198,363
Total non-current assets	225,515,586	190,730,869
Total assets	302,792,431	242,426,616
Current liabilities
Loans and borrowings	22,198,583	9,206,283
Trade and other payables	19,937,704	13,568,231
Provisions for employee benefits	2,753,697	2,296,253
Current tax liabilities	7,630,901	2,152,104
Accrued liabilities and provisions	1,533,136	1,590,118
Other liabilities	2,728,317	1,409,534
Current liabilities sub total	56,782,338	30,222,523
Liabilities related to non-current assets held for sale	0	26,208
Total current liabilities	56,782,338	30,248,731
Non-current liabilities
Loans and borrowings	92,936,256	85,854,645
Trade and other payables	57,056	70,607
Provisions for employee benefits	10,211,542	9,082,792
Non-current tax liabilities	15,275,644	12,124,520
Accrued liabilities and provisions	11,223,358	12,642,089
Other liabilities	2,403,148	1,819,460
Total non-current liabilities	132,107,004	121,594,113
Total liabilities	188,889,342	151,842,844
Equity
Subscribed and paid in capital	25,040,067	25,040,067
Additional paid in capital	6,607,699	6,607,699
Reserves	8,898,633	10,624,229
Other comprehensive income	15,796,719	11,357,894
Retained earnings	29,811,809	14,859,658
Equity attributable to owners of parent	86,154,927	68,489,547
Non-controlling interest	27,748,162	22,094,225
Total equity	113,903,089	90,583,772
Total liabilities and equity	$ 302,792,431	$ 242,426,616